TOKIO MARINE ASSET MANAGEMENT NEW YORK CO LTD - 13F-HR - Quarterly Reports Filed by Institutional Managers



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2000
Check here if Amendment [ ]; Amendment Number:______________
  This Amendment (Check only one):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Tokio Marine Asset Management New York Co., Ltd.
Address: 230 Park Avenue
         Suite 910
         New York, NY  10169

Form 13F File Number: 28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shuichi Inoue
Title: President
Phone: (646) 865-1572


Signature, Place and Date of Signing:

/s/ Shuichi Inoue        New York, NY        January 29, 2001
-----------------        ------------        ----------------
[Signature]              [City, State]        [Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included managers:               0

Form 13F Information Table Entry Total:          0

Form 13F Information Table Value Total:          0

List of Other Included Manager:                 N/A

Provide a numbered list of the name(s) and
Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                                        None.